Cash and equivalents and marketable securities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held-to-maturity and available-for-sale securities
Available-for-sale securities, Less than one year, Cost basis	$ 180
Available-for-sale securities, One to five years, Cost basis	799
Available-for-sale securities, Six to ten years, Cost basis	75
Available-for-sale securities, Total Cost basis	1,054
Available-for-sale securities, Less than one year, Fair value	180
Available-for-sale securities, One to five years, Fair value	808
Available-for-sale securities, Six to ten years, Fair value	81
Available-for-sale securities, Total Fair value	1,069
Marketable securities pledged as collateral	$ 90	$ 68